SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries Explanatory [Abstract]
Disclosure Of Detailed Information About Subsidiaries In Consolidated Financial Statements [Text Block]
Details of the Group’s subsidiaries at the end of the reporting period are as follows:

Name of subsidiary	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group
			2020	2019
			%	%
Grindrod Shipping Pte. Ltd.	Ship operating and management	Singapore	100%	100%
Grindrod Shipping (South Africa) Pty Ltd	Ship operating and management	South Africa	100%	100%

Held by Grindrod Shipping Pte. Ltd
IVS Bulk Owning Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk Carriers Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 430 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 462 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 475 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 511 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 512 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 603 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 609 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 611 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 612 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 707 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 3708 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3720 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk Pte. Ltd. (i)	Ship Owning and Operating	Singapore	68.86%	(i)
IM Shipping Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Island Bulk Carriers Pte. Ltd.	Ship Owning and Operating	Singapore	100%	( i i i )
Grindrod Shipping Services UK Limited	To provide shipping and shipping related services	United Kingdom	100%	100%
Unicorn Atlantic Pte. Ltd.	Dormant	Singapore	100%	100%

Name of subsidiary	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group
			2020	2019
			%	%

Unicorn Baltic Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Ionia Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Tanker Operations (434) Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Ross Pte. Ltd.	Dormant	Singapore	100%	100%
Nyathi Limited (iv)	Dormant	Isle of Man	100%	100%
Unicorn Caspian Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Marmara Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Scotia Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Malacca Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Bulk Carriers Ltd	Dormant	British Virgin Islands	100%	100%
Unicorn Tankers International Ltd	Dormant	British Virgin Islands	100%	100%
Grindrod Maritime LLC	Ship Owning and Operating	Marshall Islands	100%	100%
Unicorn Sun Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Unicorn Moon Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%

Held by Grindrod Shipping (South Africa) Pty Ltd
Comshipco Schiffahrts Agentur GmbH	Ship agents and operators	Germany	100%	100%
K2019570755 (South Africa) (Pty) Ltd (ii)	Dormant	South Africa	100%	-

Name of subsidiary	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group
			2020	2019
			%	%

Held by IVS Bulk Pte. Ltd.
IVS Bulk 541 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 543 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 545 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 554 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 5855 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 5858 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 709 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 712 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 7297 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 1345 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 3693 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)
IVS Bulk 10824 Pte. Ltd.	Ship Owning and Operating	Singapore	68.86%	(i)

(i)	On 14 February 2020, the Group acquired additional equity interest in IVS Bulk Pte. Ltd. (“IVS Bulk”) from its joint venture partner which increased its ownership interest from 33.5% to 66.75%. Subsequent to the purchase of these shares, IVS Bulk became a subsidiary of the Group (Note 41.1). On 1 December 2020, a loan of $4,000,000 million provided by the Group to IVS Bulk was converted to equity in the form of “A Class” shares in line with the shareholders agreement dated 14 February 2020. The loan was initially provided on 30 September 2020 with interest calculated at LIBOR plus
3.1
%. The transaction increased Group’s shareholding by 2.11% in IVS Bulk from
66.75
% to 68.86%.

(ii)	This company was incorporated in 2019.

(iii)	On 3 July 2020, the Group acquired the remaining 35% issued shares in the joint venture, Island Bulk Carriers Pte. Ltd. (“IBC”). Subsequent to the purchase of these shares, IBC became a wholly-owned subsidiary of the Group (Note 41.2).

(iv)	This company was deregistered in 2021.